Condensed Financial Information About Registrant - Condensed Statement of Cash Flows (Details) (USD $) In Thousands, unless otherwise specified	5 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2013	Jun. 30, 2014	Dec. 31, 2013 Cheniere Energy Partners, LP _ Parent [Member]		Dec. 31, 2012 Cheniere Energy Partners, LP _ Parent [Member]		Dec. 31, 2011 Cheniere Energy Partners, LP _ Parent [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Cash flows from operating activities	$ 0	$ (1,227)	$ (13,056)		$ (17,508)	[1]	$ (13,948)	[1]
Cash flows from investing activities
Investment in subsidiaries			(405,452)		(1,785,866)	[1]	(38,333)	[1]
Distributions received from affiliates, net		10,169	369,726		61,529	[1]	59,910	[1]
Purchase of Creole Trail Pipeline Business, net			(313,892)		0	[1]	0	[1]
Other			0		3	[1]	0	[1]
Net cash used in investing activities	0		(349,618)		(1,724,334)	[1]	21,577	[1]
Cash flows from financing activities
Proceeds from sale of Class B units			0		1,887,342	[1]	0	[1]
Distribution to owners	(392,971)		(91,386)		(57,821)	[1]	(48,149)	[1]
Proceeds from sale of partnership common and general partner units, net			375,897		250,021	[1]	70,157	[1]
Deferred financing costs			0		(874)	[1]	0	[1]
Net cash provided by (used in) financing activities	0		284,511		2,078,668	[1]	22,008	[1]
Net increase (decrease) in cash and cash equivalents	0	601	(78,163)		336,826	[1]	29,637	[1]
Cash and cash equivalents—beginning of period	0	0	392,945	[1]	56,119	[1]	26,482	[1]
Cash and cash equivalents—end of period	$ 0	$ 601	$ 314,782		$ 392,945	[1]	$ 56,119	[1]

[1]	Retrospectively adjusted as discussed in Note 1—"Summary of Significant Accounting Policies" in our Notes to Condensed Financial Statements.